Financial Assets and Liabilities - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Abstract]
Liabilities from financing activities, Leases	$ 686
Liabilities from financing activities, Sub-total	686
Net increase/(decrease) in cash and cash equivalents	(20,448)	$ (21,706)
Cash Flows, Total	(19,762)
Remeasurement of borrowing arrangements	480
Other Changes	(3,014)
Increase decrease in borrowing liabilities classified as financing activities	(2,733)
Increase (decrease)in lease liabilities arising from financing activities	(281)
Foreign exchange adjustments	(477)	501
Foreign exchange adjustments	147
Foreign exchange adjustments	(330)
Net Debt	8,760		$ 31,386
Borrowings	(96,498)		(94,245)
Leases	(10,698)		(11,250)
Liabilities from financing activities	107,196		(105,495)
Cash and cash equivalents	$ 115,956	$ 108,123	$ 136,881	$ 129,328